Income Taxes (NOL) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 75.7
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 83.0